Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Matters [Abstract]
Significant components of income tax expense (benefit)

	2012	2011	2010
	(dollars in thousands)
Current tax expense (benefit):
Federal	$1,243	$(838)	$1,021
State	256	34	221

Total	1,499	(804)	1,242

Deferred tax expense (benefit):
Federal	(946)	890	(891)
State	(188)	110	(200)

Total	(1,134)	1,000	(1,091)

Net provision for income taxes	$365	$196	$151

Provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes

	2012	2011	2010
	(dollars in thousands)

Tax computed at the statutory federal rate	$262	$373	$294
Increases (decrease) resulting from:
Tax exempt interest, net	(250)	(247)	(179)
State income taxes, net of federal benefit	45	94	14
Impairment of goodwill	336	—	—
Other	(28)	(24)	22

Provision for income taxes	$365	$196	$151

Significant components of deferred taxes

	2012	2011	2010
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$2,514	$2,439	$3,253
Deferred compensation	696	595	518
Other	1,026	261	194
Valuation allowance	4	3	4

Total deferred tax assets	4,240	3,298	3,969

Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(801)	(1,164)	(197)
Premises and equipment	(651)	(678)	(381)
Deferred loans fees and costs	(187)	(205)	(212)
Loan servicing	(208)	(206)	(186)
Prepaid expenses	—	(149)	(130)

Total deferred tax liabilities	(1,847)	(2,402)	(1,106)

Net recorded deferred tax asset	$2,393	$896	$2,863